INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING (Details 1) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of interbank deposits and repurchase agreements and other similar secured borrowing [Line Items]
Assets / liabilities gross		$ (2,355,067)	$ 719,697
Amounts offset in the statement of financial position		0	0
Net balance presented in the statement of financial position		(2,355,067)	719,697
Financial instruments as collaterals		2,355,067	(719,697)
Assets / liabilities net		0	0
Securities purchased under resale agreements [Member]
Disclosure of interbank deposits and repurchase agreements and other similar secured borrowing [Line Items]
Assets / liabilities gross	[1]	881,061	2,643,707
Amounts offset in the statement of financial position	[1]	0	0
Net balance presented in the statement of financial position	[1]	881,061	2,643,707
Financial instruments as collaterals	[1]	(881,061)	(2,643,707)
Assets / liabilities net	[1]	0	0
Securities sold under repurchase agreements [Member]
Disclosure of interbank deposits and repurchase agreements and other similar secured borrowing [Line Items]
Assets / liabilities gross		(3,236,128)	(1,924,010)
Amounts offset in the statement of financial position		0	0
Net balance presented in the statement of financial position		(3,236,128)	(1,924,010)
Financial instruments as collaterals		3,236,128	1,924,010
Assets / liabilities net		$ 0	$ 0

[1]	The amount includes those presented as cash and cash equivalents and those presented as other assets.